Selling and Administrative Expenses - Summary of Other Administrative Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [Line Items]
Wages and salaries	₩ 4,024,805	₩ 3,684,894	₩ 3,316,364
Expenses related to post-employment benefits	228,610	243,567	248,324
Depreciation	3,204,744	3,135,345	3,156,181
Amortization	488,835	444,100	465,558
Electricity	936,360	744,207	656,121
Research & development	536,274	468,549	468,134
Vehicles maintenance	3,077,044	1,580,200	1,428,012
Total administrative expenses	2,479,966	2,209,809	1,939,602
Administrative expenses [member]
Statement of comprehensive income [Line Items]
Wages and salaries	1,075,873	941,824	828,667
Expenses related to post-employment benefits	84,582	142,606	83,037
Other employee benefits	230,909	207,074	187,075
Travel	39,661	18,916	17,513
Depreciation	148,639	144,037	146,483
Amortization	90,069	87,232	115,254
Communication	10,890	9,898	10,390
Electricity	9,563	7,398	7,968
Taxes and public dues	95,976	85,808	59,274
Rental	36,732	28,682	34,966
Repairs	17,343	12,604	8,952
Entertainment	13,741	10,186	8,328
Advertising	103,551	89,218	71,743
Research & development	179,714	123,092	116,273
Service fees	225,072	187,271	156,530
Vehicles maintenance	7,102	5,336	4,880
Industry association fee	11,624	9,691	9,586
Conference	20,259	14,479	11,576
Increase (decrease) to provisions	(909)	8,936	12,285
Others	₩ 79,575	₩ 75,521	₩ 48,822